Share-Based Payments (Details 1) - $ / shares	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at May 1, 2015, number of options	957,000
Granted, number of options	370,000	955,000
Exercised, number of options	2,000
Cancelled, number of options	80,000
Outstanding at April 30, 2016, number of options	1,245,000	957,000
Exercisable at April 30, 2016, number of options	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at May 1, 2015, weighted average exercise price (in dollars per share)	$ 112.45
Granted, weighted average exercise price (in dollars per share)	114.71
Exercised, weighted average exercise price (in dollars per share)	47.78
Cancelled, weighted average exercise price (in dollars per share)	111.52
Outstanding at April 30, 2016, weighted average exercise price (in dollars per share)	113.29	$ 112.45
Exercisable at April 30, 2016, weighted average exercise price (in dollars per share)	$ 0.00